Warrants - Disclosure of deferred financing fees (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Warrants [Abstract]
Deferred Financing Fees, beginning of year	$ 0	$ 416,738
less: Amortization of Deferred Financing Fees	0	(416,738)
Deferred Financing Fees, end of year	$ 0	$ 0